Inventories - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Inventory Disclosure [Abstract]
Finished goods inventory balance held at vendor's managed locations	$ 32.9	$ 30.2